Other Receivables and Prepayments (Tables)	6 Months Ended
Jun. 30, 2025
Other Receivables and Prepayments [Abstract]
Schedule of Other Receivables and Prepayments

Other receivables and prepayments as of June 30, 2025 and December 31, 2024 consisted of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Prepaid insurance	93,844	17,794
Prepaid service fee	60,393	50,538
Rental deposits	75,221	4,206
Other receivables	13,659	4,545
Others	5,729	8,233
	$248,846	$85,316